Property And Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 12,046	$ 10,898
Less accumulated depreciation	(9,725)	(8,497)
Property and Equipment, net	2,321	2,401
Depreciation	1,337	1,285	$ 1,136
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	9,309	8,160
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	1,118	1,151
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 1,619	$ 1,587